Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 7. Commitments and contingencies

Certain conditions may exist as at the date the unaudited condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. As of the balance sheet dates, there were no contingent liabilities to assess.

Litigation

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. There are no matters currently outstanding.

Indemnification

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with officers and members of the Board that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. As of September 30, 2025 and December 31, 2024, the Company had not experienced any losses related to these indemnification obligations, and no claims with respect thereto were outstanding.

University of California – Membership agreement

On September 29, 2025, the Company entered into a membership agreement with the University of California, Santa Barbara engineering program whereby the Company is obligated to make a $350,000 annual contribution to the college of engineering to assist with certain research and development efforts. As of September 30, 2025, the Company accrued the full $350,000 in accrued expenses and other liabilities in the unaudited condensed consolidated financial statements. As of September 30, 2025, the Company has a remaining $204,167 balance in prepaid expenses and other current assets in the unaudited condensed consolidated financial statements.

Note 5. Commitments and contingencies

Certain conditions may exist as at the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. As of the balance sheet dates, there were no contingent liabilities to assess.

Litigation

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. There are no matters currently outstanding.

Indemnification

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with officers and members of the Board that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. As of December 31, 2024 and 2023, the Company had not experienced any losses related to these indemnification obligations, and no claims with respect thereto were outstanding.